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Prospectus Supplement	August 1, 2016

Putnam Global Income Trust
Prospectuses dated February 29, 2016

Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

	Management	Distribution and		Total annual fund
Share class	fees	service (12b-1) fees	Other expenses	operating expenses

Class A	0.54%	0.25%	0.38% =	1.17%

Class B	0.54%	1.00%	0.38% =	1.92%

Class C	0.54%	1.00%	0.38% =	1.92%

Class M	0.54%	0.50%	0.38% =	1.42%

Class R	0.54%	0.50%	0.38% =	1.42%

Class R5	0.54%	N/A	0.29%	0.83%

Class R6	0.54%	N/A	0.22%	0.76%

Class Y	0.54%	N/A	0.38% =	0.92%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$514	$757	$1,018	$1,764

Class B	$695	$903	$1,237	$2,048

Class B (no redemption)	$195	$603	$1,037	$2,048

Class C	$295	$603	$1,037	$2,243

Class C (no redemption)	$195	$603	$1,037	$2,243

Class M	$465	$760	$1,076	$1,972

Class R	$145	$449	$776	$1,702

Class R5	$85	$265	$460	$1,025

Class R6	$78	$243	$422	$942

Class Y	$94	$293	$509	$1,131

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